INTANGIBLE ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) item	Dec. 31, 2020 CAD ($)
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	$ 2,212.0
Balance at the end of the year	2,162.7	$ 2,212.0
Intangible assets with indefinite useful life	1,562.8	1,562.8
Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	350.3
Balance at the end of the year	333.6	350.3
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	1,561.6
Balance at the end of the year	1,561.6	$ 1,561.6
Number of blocks acquired | item		294
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	449.0
Balance at the end of the year	537.3	$ 449.0
Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	201.4
Balance at the end of the year	63.8	201.4
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	3,360.7	2,378.6
Additions	75.1	986.1
Net change in additions financed with non-cash balances	2.9	8.9
Business acquisition	17.8	2.3
Retirement, disposals and other	(30.1)	(15.2)
Balance at the end of the year	3,426.4	3,360.7	$ 2,378.6
Cost | Internally Generated
Changes in the net carrying amount of intangible assets
Additions	35.7	154.2	73.1
Cost | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	1,809.3	979.3
Additions		830.0
Balance at the end of the year	1,809.3	1,809.3	979.3
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	1,339.1	1,268.4
Additions	48.0	87.6
Net change in additions financed with non-cash balances	5.5	(36.2)
Business acquisition	11.7
Reclassification	165.2	34.5
Retirement, disposals and other	(29.8)	(15.2)
Balance at the end of the year	1,539.7	1,339.1	1,268.4
Cost | Software | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	773.2
Balance at the end of the year	789.9	773.2
Cost | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	212.3	130.9
Additions	27.1	68.5
Net change in additions financed with non-cash balances	(2.6)	45.1
Business acquisition	6.1	2.3
Reclassification	(165.2)	(34.5)
Retirement, disposals and other	(0.3)
Balance at the end of the year	77.4	212.3	130.9
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(1,148.7)	(1,027.2)
Amortization	142.4	136.7
Retirement, disposals and other	27.4	15.2
Balance at the end of the year	(1,263.7)	(1,148.7)	(1,027.2)
Accumulated amortization and impairment losses | Internally Generated
Changes in the net carrying amount of intangible assets
Amortization	55.5	46.9	44.0
Accumulated amortization and impairment losses | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(247.7)	(247.7)
Balance at the end of the year	(247.7)	(247.7)	(247.7)
Accumulated amortization and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(890.1)	(772.1)
Amortization	139.4	133.2
Retirement, disposals and other	27.1	15.2
Balance at the end of the year	(1,002.4)	(890.1)	(772.1)
Accumulated amortization and impairment losses | Software | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(422.9)
Balance at the end of the year	(456.3)	(422.9)
Accumulated amortization and impairment losses | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(10.9)	(7.4)
Amortization	3.0	3.5
Retirement, disposals and other	0.3
Balance at the end of the year	$ (13.6)	$ (10.9)	$ (7.4)